Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued hauler expenses	$ 44,327	$ 44,773	$ 49,607
Accrued compensation	16,001	43,054	9,656
Accrued income taxes		9	3
Accrued Mergers transaction expenses		13,433
Other accrued expenses	5,719	6,733	6,272
Total accrued expenses		108,002	$ 65,538
Total accrued expenses	$ 66,047	$ 108,002